Bank Loans (Details)				1 Months Ended			12 Months Ended
	Sep. 14, 2022 USD ($)	Oct. 08, 2021 USD ($)	Feb. 07, 2021 USD ($)	Sep. 15, 2022 USD ($)	Apr. 19, 2022 USD ($)	Jan. 24, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 CNY (¥)	Jan. 24, 2022 CNY (¥)	Oct. 08, 2021 CNY (¥)	Feb. 07, 2021 CNY (¥)	Dec. 13, 2018 USD ($)	Dec. 13, 2018 CNY (¥)	Dec. 12, 2018 USD ($)	Dec. 12, 2018 CNY (¥)
Debt Disclosure [Abstract]
Short term loan maturing term							1 year	1 year
Loan agreement fixed rate	$ 843,467	$ 210,867	$ 758,749	$ 261,475	$ 365,502	$ 688,832						¥ 1,860,000	¥ 6,000,000	¥ 2,600,000	¥ 4,900,000	¥ 1,500,000	¥ 4,900,000	$ 820,974	¥ 5,840,000	$ 702,889	¥ 5,000,000
Fixed annual interest rate	5.45%	4.00%	4.36%	8.10%	8.10%	4.56%
Fixed rate																		8.00%	8.00%	8.00%	8.00%
Amount repaid							$ 590,427	¥ 4,200,000
Long-Term Debt, Maturities, Repayments of Principal in Rolling after Year Five							$ 112,462				¥ 800,000
New maturity date							Dec. 12, 2022				Dec. 12, 2022
Repaid cost							$ 64,666				¥ 460,000
Maturity date							Jan. 16, 2026				Jan. 16, 2026
Weighted average annual interest rate							7.90%	7.90%	6.90%	8.20%
Interest Expense, Debt							$ 158,173		$ 139,279	$ 113,730